Quarterly Holdings Report
for

Fidelity® Large Cap Growth Index Fund

July 31, 2019

LC1-QTLY-0919
1.9871046.103

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 11.7%
Diversified Telecommunication Services - 0.1%
Zayo Group Holdings, Inc. (a)	39,491	$1,332,031
Entertainment - 1.4%
Activision Blizzard, Inc.	7,112	346,639
Electronic Arts, Inc. (a)	46,637	4,313,923
Live Nation Entertainment, Inc. (a)(b)	22,595	1,628,196
Netflix, Inc. (a)	73,794	23,834,724
Spotify Technology SA (a)	20,645	3,198,736
Take-Two Interactive Software, Inc. (a)	9,065	1,110,644
The Madison Square Garden Co. (a)	295	85,562
World Wrestling Entertainment, Inc. Class A (b)	7,604	553,419
Zynga, Inc. (a)	31,792	202,833
		35,274,676
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A (a)	52,441	63,883,626
Class C (a)	53,273	64,816,194
Facebook, Inc. Class A (a)	418,723	81,328,568
IAC/InterActiveCorp (a)	7,554	1,805,784
Match Group, Inc. (b)	9,546	718,718
TripAdvisor, Inc. (a)(b)	16,591	732,493
Twitter, Inc. (a)	131,776	5,575,443
		218,860,826
Media - 1.3%
Altice U.S.A., Inc. Class A (a)	57,568	1,485,830
AMC Networks, Inc. Class A (a)(b)	7,618	406,649
Cable One, Inc. (b)	764	929,635
CBS Corp. Class B	52,176	2,687,586
Charter Communications, Inc. Class A (a)	16,440	6,335,647
Comcast Corp. Class A	370,893	16,011,451
Fox Corp.:
Class A	7,891	294,492
Class B	657	24,440
Interpublic Group of Companies, Inc.	6,120	140,270
Nexstar Broadcasting Group, Inc. Class A (b)	6,069	617,642
Omnicom Group, Inc. (b)	20,393	1,635,926
Sinclair Broadcast Group, Inc. Class A (b)	9,891	497,023
Sirius XM Holdings, Inc. (b)	247,022	1,546,358
The New York Times Co. Class A	5,146	183,609
		32,796,558
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	28,589	2,279,401

TOTAL COMMUNICATION SERVICES		290,543,492

CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.0%
Aptiv PLC	3,063	268,472
Automobiles - 0.2%
Tesla, Inc. (a)(b)	24,613	5,946,747
Distributors - 0.1%
LKQ Corp. (a)	7,667	206,472
Pool Corp.	6,710	1,270,673
		1,477,145
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	10,044	1,527,391
Grand Canyon Education, Inc. (a)	793	86,255
H&R Block, Inc.	5,389	149,221
Service Corp. International	11,300	521,382
ServiceMaster Global Holdings, Inc. (a)	3,770	200,677
		2,484,926
Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc. (a)	4,475	3,559,997
Choice Hotels International, Inc. (b)	2,527	216,842
Darden Restaurants, Inc.	21,547	2,619,253
Domino's Pizza, Inc.	7,171	1,753,525
Dunkin' Brands Group, Inc.	13,448	1,077,992
Hilton Grand Vacations, Inc. (a)	2,049	67,002
Hilton Worldwide Holdings, Inc.	50,294	4,855,886
Las Vegas Sands Corp.	28,574	1,727,013
Marriott International, Inc. Class A	48,586	6,756,369
McDonald's Corp.	21,650	4,562,088
MGM Mirage, Inc.	7,537	226,261
Norwegian Cruise Line Holdings Ltd. (a)	7,513	371,443
Planet Fitness, Inc. (a)	14,853	1,168,337
Six Flags Entertainment Corp.	1,203	63,554
Starbucks Corp.	212,153	20,088,768
Vail Resorts, Inc.	6,282	1,548,639
Wendy's Co. (b)	32,125	584,354
Wyndham Hotels & Resorts, Inc.	4,960	280,488
Wynn Resorts Ltd.	14,173	1,843,482
Yum China Holdings, Inc.	51,160	2,327,780
Yum! Brands, Inc.	47,663	5,363,041
		61,062,114
Household Durables - 0.2%
Lennar Corp.:
Class A	20,219	961,818
Class B	1,247	47,386
NVR, Inc. (a)	557	1,862,686
Roku, Inc. Class A (a)	14,326	1,480,306
Tempur Sealy International, Inc. (a)	8,022	643,525
		4,995,721
Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (a)	72,466	135,278,079
eBay, Inc.	144,467	5,950,596
Etsy, Inc. (a)	20,875	1,399,043
Expedia, Inc.	21,020	2,790,195
GrubHub, Inc. (a)(b)	15,932	1,077,481
The Booking Holdings, Inc. (a)	7,568	14,277,864
Wayfair LLC Class A (a)	10,752	1,410,232
		162,183,490
Leisure Products - 0.2%
Hasbro, Inc. (b)	20,302	2,459,790
Mattel, Inc. (a)(b)	41,400	604,440
Polaris Industries, Inc.	9,024	854,302
		3,918,532
Multiline Retail - 0.4%
Dollar General Corp.	42,680	5,719,974
Dollar Tree, Inc. (a)	22,354	2,274,520
Nordstrom, Inc. (b)	18,952	627,501
Ollie's Bargain Outlet Holdings, Inc. (a)	9,295	787,194
Target Corp.	4,634	400,378
		9,809,567
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	2,889	435,199
AutoZone, Inc. (a)	4,337	4,870,624
Best Buy Co., Inc.	8,144	623,260
Burlington Stores, Inc. (a)	11,435	2,066,876
CarMax, Inc. (a)(b)	13,680	1,200,557
Carvana Co. Class A (a)(b)	6,962	442,505
Five Below, Inc. (a)	9,586	1,125,972
Floor & Decor Holdings, Inc. Class A (a)	11,662	456,567
IAA Spinco, Inc. (a)	21,176	989,978
L Brands, Inc.	6,122	158,866
Lowe's Companies, Inc.	139,637	14,159,192
O'Reilly Automotive, Inc. (a)	13,493	5,137,595
Ross Stores, Inc.	62,975	6,677,239
The Home Depot, Inc.	110,073	23,521,499
TJX Companies, Inc.	212,695	11,604,639
Tractor Supply Co.	21,093	2,295,129
Ulta Beauty, Inc. (a)	9,868	3,446,399
Williams-Sonoma, Inc. (b)	2,472	164,833
		79,376,929
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	10,386	369,638
Carter's, Inc. (b)	3,411	317,291
Columbia Sportswear Co.	3,438	364,359
Hanesbrands, Inc. (b)	49,206	791,725
lululemon athletica, Inc. (a)	20,651	3,946,200
NIKE, Inc. Class B	216,116	18,592,459
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,259	313,346
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	20,531	473,650
Class C (non-vtg.) (a)	23,319	474,308
VF Corp.	53,857	4,706,563
		30,349,539

TOTAL CONSUMER DISCRETIONARY		361,873,182

CONSUMER STAPLES - 4.7%
Beverages - 2.3%
Brown-Forman Corp.:
Class A	8,256	440,540
Class B (non-vtg.)	28,108	1,540,599
Monster Beverage Corp. (a)	67,632	4,360,235
PepsiCo, Inc.	206,148	26,347,776
The Coca-Cola Co.	458,071	24,108,277
		56,797,427
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	1,596	258,408
Costco Wholesale Corp.	76,985	21,219,376
Sprouts Farmers Market LLC (a)(b)	9,574	162,088
Sysco Corp.	83,498	5,725,458
		27,365,330
Food Products - 0.3%
Campbell Soup Co. (b)	16,646	688,146
Kellogg Co.	16,480	959,466
Lamb Weston Holdings, Inc.	6,563	440,509
McCormick & Co., Inc. (non-vtg.) (b)	13,899	2,203,547
Pilgrim's Pride Corp. (a)(b)	3,100	83,886
Post Holdings, Inc. (a)	5,116	548,538
The Hershey Co.	22,064	3,347,991
TreeHouse Foods, Inc. (a)(b)	1,663	98,682
		8,370,765
Household Products - 0.4%
Church & Dwight Co., Inc.	43,064	3,248,748
Clorox Co.	18,194	2,958,344
Procter & Gamble Co.	25,116	2,964,693
		9,171,785
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	37,605	6,926,465
Herbalife Nutrition Ltd. (a)	2,693	110,467
		7,036,932
Tobacco - 0.3%
Altria Group, Inc.	159,969	7,529,741

TOTAL CONSUMER STAPLES		116,271,980

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Anadarko Petroleum Corp.	23,005	1,694,548
Cabot Oil & Gas Corp.	45,484	871,473
Cheniere Energy, Inc. (a)	23,421	1,525,878
Diamondback Energy, Inc.	6,052	625,958
Equitrans Midstream Corp. (b)	3,492	57,932
ONEOK, Inc.	22,977	1,610,228
Parsley Energy, Inc. Class A (a)	26,943	446,984
Pioneer Natural Resources Co.	12,503	1,725,914
		8,558,915
FINANCIALS - 3.2%
Banks - 0.1%
CIT Group, Inc.	1,358	68,647
Comerica, Inc.	1,524	111,557
First Republic Bank	5,304	527,005
Signature Bank	4,774	608,494
SVB Financial Group (a)	646	149,853
Synovus Financial Corp.	1,981	75,615
Western Alliance Bancorp.	1,669	82,515
		1,623,686
Capital Markets - 1.6%
Ameriprise Financial, Inc.	3,186	463,595
Cboe Global Markets, Inc.	4,801	524,797
Charles Schwab Corp.	125,554	5,426,444
E*TRADE Financial Corp.	7,779	379,537
Evercore, Inc. Class A	2,539	219,293
FactSet Research Systems, Inc.	6,567	1,821,029
Interactive Brokers Group, Inc.	3,314	169,876
IntercontinentalExchange, Inc.	38,806	3,409,495
Lazard Ltd. Class A	6,929	268,222
LPL Financial	14,478	1,214,270
MarketAxess Holdings, Inc.	6,447	2,172,897
Moody's Corp.	28,773	6,167,205
Morningstar, Inc.	3,452	524,635
MSCI, Inc.	14,395	3,271,120
Raymond James Financial, Inc.	5,057	407,948
S&P Global, Inc.	43,090	10,554,896
SEI Investments Co.	10,833	645,538
T. Rowe Price Group, Inc.	11,607	1,316,118
TD Ameritrade Holding Corp. (b)	41,638	2,127,702
Virtu Financial, Inc. Class A (b)	3,342	72,455
		41,157,072
Consumer Finance - 0.5%
American Express Co.	66,879	8,317,741
Credit Acceptance Corp. (a)	1,620	774,409
Discover Financial Services	19,956	1,790,851
Synchrony Financial	32,584	1,169,114
		12,052,115
Diversified Financial Services - 0.0%
Voya Financial, Inc.	1,787	100,376
Insurance - 1.0%
Alleghany Corp. (a)	247	169,375
Aon PLC	41,811	7,912,732
Arch Capital Group Ltd. (a)	9,076	351,150
Arthur J. Gallagher & Co.	6,884	622,520
Athene Holding Ltd. (a)	10,656	435,404
Axis Capital Holdings Ltd.	1,447	92,130
Brown & Brown, Inc. (b)	2,302	82,711
Erie Indemnity Co. Class A	2,833	631,107
Everest Re Group Ltd.	2,152	530,769
Kemper Corp.	1,997	175,776
Markel Corp. (a)	200	222,786
Marsh & McLennan Companies, Inc.	77,979	7,704,325
Primerica, Inc.	5,346	655,901
Progressive Corp.	33,396	2,704,408
RenaissanceRe Holdings Ltd.	2,881	521,893
The Travelers Companies, Inc.	7,399	1,084,841
		23,897,828
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. (a)(b)	1,329	428,656

TOTAL FINANCIALS		79,259,733

HEALTH CARE - 14.2%
Biotechnology - 3.2%
AbbVie, Inc.	259,085	17,260,243
Agios Pharmaceuticals, Inc. (a)(b)	861	41,423
Alexion Pharmaceuticals, Inc. (a)	28,592	3,239,188
Alnylam Pharmaceuticals, Inc. (a)(b)	15,497	1,202,412
Amgen, Inc.	98,294	18,339,695
Biogen, Inc. (a)	11,625	2,764,658
BioMarin Pharmaceutical, Inc. (a)	31,271	2,480,416
Celgene Corp. (a)	123,114	11,309,252
Exact Sciences Corp. (a)(b)	22,352	2,572,939
Exelixis, Inc. (a)	21,416	455,518
Gilead Sciences, Inc.	32,188	2,108,958
Incyte Corp. (a)	31,102	2,641,182
Ionis Pharmaceuticals, Inc. (a)(b)	22,383	1,474,144
Moderna, Inc.	4,338	56,828
Neurocrine Biosciences, Inc. (a)	15,809	1,523,830
Regeneron Pharmaceuticals, Inc. (a)	2,952	899,652
Sage Therapeutics, Inc. (a)(b)	8,821	1,414,359
Sarepta Therapeutics, Inc. (a)(b)	12,342	1,837,107
Seattle Genetics, Inc. (a)(b)	19,091	1,445,380
Vertex Pharmaceuticals, Inc. (a)	44,901	7,481,405
		80,548,589
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	130,625	11,377,438
Abiomed, Inc. (a)	7,760	2,161,626
Align Technology, Inc. (a)	13,851	2,895,967
Baxter International, Inc.	39,710	3,334,449
Becton, Dickinson & Co.	3,982	1,006,650
Boston Scientific Corp. (a)	243,181	10,325,465
Cantel Medical Corp.	3,636	335,530
Danaher Corp.	5,899	828,810
DexCom, Inc. (a)	15,840	2,484,821
Edwards Lifesciences Corp. (a)	36,342	7,735,395
Hill-Rom Holdings, Inc.	5,983	638,027
Hologic, Inc. (a)	37,482	1,920,953
ICU Medical, Inc. (a)(b)	1,019	259,274
IDEXX Laboratories, Inc. (a)	14,864	4,192,391
Insulet Corp. (a)(b)	10,390	1,277,347
Intuitive Surgical, Inc. (a)	20,066	10,424,488
Masimo Corp. (a)	8,249	1,302,105
Penumbra, Inc. (a)(b)	5,518	924,817
ResMed, Inc.	24,838	3,196,651
STERIS PLC	812	120,874
Stryker Corp.	60,076	12,602,743
Teleflex, Inc.	8,078	2,744,420
The Cooper Companies, Inc.	1,164	392,734
Varian Medical Systems, Inc. (a)	15,916	1,868,061
West Pharmaceutical Services, Inc.	9,697	1,331,107
		85,682,143
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	26,549	2,313,745
Anthem, Inc.	13,159	3,876,773
Centene Corp. (a)	59,839	3,117,014
Chemed Corp.	2,743	1,111,985
Cigna Corp.	19,955	3,390,754
Encompass Health Corp.	8,671	553,557
Guardant Health, Inc.	5,990	563,000
HCA Holdings, Inc.	28,201	3,765,116
Henry Schein, Inc. (a)(b)	3,232	215,057
Humana, Inc.	10,134	3,007,265
Laboratory Corp. of America Holdings (a)	1,031	172,713
McKesson Corp.	3,705	514,810
Molina Healthcare, Inc. (a)	8,458	1,123,053
UnitedHealth Group, Inc.	165,591	41,233,815
Wellcare Health Plans, Inc. (a)	7,937	2,279,903
		67,238,560
Health Care Technology - 0.4%
Cerner Corp.	56,650	4,058,973
Medidata Solutions, Inc. (a)	10,525	961,669
Veeva Systems, Inc. Class A (a)	22,268	3,694,261
		8,714,903
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	5,271	365,860
Bio-Techne Corp.	6,565	1,379,635
Bruker Corp.	18,011	861,826
Charles River Laboratories International, Inc. (a)	8,486	1,141,706
Illumina, Inc. (a)	25,696	7,692,868
IQVIA Holdings, Inc. (a)	13,417	2,135,584
Mettler-Toledo International, Inc. (a)	4,279	3,238,133
PerkinElmer, Inc.	4,215	362,996
PRA Health Sciences, Inc. (a)	10,245	1,023,578
Thermo Fisher Scientific, Inc.	47,570	13,209,238
Waters Corp. (a)	12,052	2,537,669
		33,949,093
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	117,520	5,219,063
Eli Lilly & Co.	150,687	16,417,349
Horizon Pharma PLC (a)	3,607	89,778
Jazz Pharmaceuticals PLC (a)	8,582	1,196,159
Johnson & Johnson	70,286	9,152,643
Merck & Co., Inc.	427,847	35,507,023
Nektar Therapeutics (a)(b)	4,328	123,175
Zoetis, Inc. Class A	83,881	9,637,088
		77,342,278

TOTAL HEALTH CARE		353,475,566

INDUSTRIALS - 9.7%
Aerospace & Defense - 3.1%
BWX Technologies, Inc.	12,375	667,136
General Dynamics Corp.	3,003	558,378
Harris Corp.	19,451	4,038,028
HEICO Corp.	6,853	937,148
HEICO Corp. Class A	13,293	1,400,949
Hexcel Corp. (b)	13,791	1,127,552
Huntington Ingalls Industries, Inc.	5,634	1,286,242
Lockheed Martin Corp.	43,319	15,688,842
Northrop Grumman Corp.	27,723	9,580,237
Raytheon Co.	30,385	5,538,882
Spirit AeroSystems Holdings, Inc. Class A (b)	16,169	1,242,426
The Boeing Co.	92,733	31,638,645
TransDigm Group, Inc. (a)	6,991	3,393,711
		77,098,176
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (b)	17,971	1,504,712
Expeditors International of Washington, Inc.	21,267	1,623,735
United Parcel Service, Inc. Class B	122,357	14,617,991
XPO Logistics, Inc. (a)(b)	9,314	628,509
		18,374,947
Airlines - 0.2%
Alaska Air Group, Inc.	9,673	612,881
American Airlines Group, Inc.	7,049	215,065
Delta Air Lines, Inc.	20,452	1,248,390
JetBlue Airways Corp. (a)	4,346	83,574
Southwest Airlines Co.	50,959	2,625,917
United Continental Holdings, Inc. (a)	9,239	849,156
		5,634,983
Building Products - 0.2%
A.O. Smith Corp.	3,849	174,937
Allegion PLC	12,325	1,276,131
Armstrong World Industries, Inc.	8,554	835,811
Fortune Brands Home & Security, Inc.	7,669	421,335
Lennox International, Inc. (b)	5,686	1,458,345
		4,166,559
Commercial Services & Supplies - 0.6%
Cintas Corp.	14,941	3,891,234
Copart, Inc. (a)	34,559	2,679,359
KAR Auction Services, Inc.	21,859	584,510
Republic Services, Inc.	2,363	209,480
Rollins, Inc.	24,792	831,276
Waste Management, Inc.	58,160	6,804,720
		15,000,579
Construction & Engineering - 0.0%
Quanta Services, Inc.	5,464	204,463
Electrical Equipment - 0.4%
Acuity Brands, Inc.	1,835	246,294
AMETEK, Inc.	31,628	2,834,185
Emerson Electric Co.	9,222	598,323
Fortive Corp.	11,543	877,845
Hubbell, Inc. Class B	5,247	681,480
Rockwell Automation, Inc.	20,636	3,317,856
Sensata Technologies, Inc. PLC (a)	11,731	556,401
		9,112,384
Industrial Conglomerates - 1.0%
3M Co.	74,995	13,103,126
Carlisle Companies, Inc.	8,482	1,223,189
Honeywell International, Inc.	62,202	10,727,357
Roper Technologies, Inc.	2,767	1,006,220
		26,059,892
Machinery - 1.3%
Allison Transmission Holdings, Inc.	20,147	925,755
Caterpillar, Inc.	7,556	994,899
Deere & Co.	6,099	1,010,299
Donaldson Co., Inc.	22,300	1,113,885
Dover Corp.	11,119	1,076,875
Flowserve Corp.	4,933	246,798
Graco, Inc.	28,721	1,380,906
IDEX Corp.	6,598	1,109,916
Illinois Tool Works, Inc.	56,835	8,765,662
Ingersoll-Rand PLC	39,659	4,904,232
Lincoln Electric Holdings, Inc. (b)	9,962	841,988
Middleby Corp. (a)(b)	9,712	1,305,099
Nordson Corp.	9,096	1,288,539
Toro Co. (b)	18,515	1,348,262
WABCO Holdings, Inc. (a)	7,445	985,792
Wabtec Corp. (b)	7,851	609,866
Woodward, Inc.	7,893	884,332
Xylem, Inc.	31,356	2,517,573
		31,310,678
Professional Services - 0.7%
CoStar Group, Inc. (a)	6,296	3,874,558
Equifax, Inc.	17,840	2,481,366
IHS Markit Ltd. (a)	43,584	2,807,681
Nielsen Holdings PLC	7,837	181,505
Robert Half International, Inc.	20,200	1,220,282
TransUnion Holding Co., Inc.	32,740	2,710,545
Verisk Analytics, Inc.	27,933	4,237,995
		17,513,932
Road & Rail - 1.2%
CSX Corp.	48,671	3,426,438
Genesee & Wyoming, Inc. Class A (a)	1,684	184,920
J.B. Hunt Transport Services, Inc.	4,669	477,966
Landstar System, Inc. (b)	6,352	706,787
Lyft, Inc. (b)	562	34,209
Norfolk Southern Corp.	6,221	1,188,958
Old Dominion Freight Lines, Inc. (b)	4,877	814,361
Uber Technologies, Inc. (b)	3,357	141,464
Union Pacific Corp.	124,065	22,325,497
		29,300,600
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	1,330	55,581
Fastenal Co.	90,590	2,790,172
United Rentals, Inc. (a)	9,814	1,241,962
W.W. Grainger, Inc.	7,785	2,265,669
		6,353,384

TOTAL INDUSTRIALS		240,130,577

INFORMATION TECHNOLOGY - 37.5%
Communications Equipment - 2.0%
Arista Networks, Inc. (a)	10,375	2,837,044
Cisco Systems, Inc.	771,907	42,763,648
F5 Networks, Inc. (a)	9,654	1,416,435
Motorola Solutions, Inc.	21,291	3,533,454
Ubiquiti Networks, Inc. (b)	2,641	339,976
		50,890,557
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	51,057	4,764,639
CDW Corp.	25,352	2,995,592
Cognex Corp. (b)	28,666	1,261,591
Corning, Inc.	42,860	1,317,945
Dell Technologies, Inc. (a)	19,212	1,109,301
Dolby Laboratories, Inc. Class A	1,427	97,179
FLIR Systems, Inc.	1,893	94,006
IPG Photonics Corp. (a)	425	55,679
Jabil, Inc.	5,639	174,132
Keysight Technologies, Inc. (a)	32,820	2,938,046
National Instruments Corp.	1,205	50,321
Trimble, Inc. (a)	7,572	319,993
Zebra Technologies Corp. Class A (a)(b)	9,355	1,972,876
		17,151,300
IT Services - 9.6%
Accenture PLC Class A	111,662	21,503,868
Akamai Technologies, Inc. (a)	25,709	2,265,734
Alliance Data Systems Corp.	826	129,616
Automatic Data Processing, Inc.	76,217	12,691,655
Booz Allen Hamilton Holding Corp. Class A	23,855	1,640,031
Broadridge Financial Solutions, Inc.	20,221	2,570,494
Cognizant Technology Solutions Corp. Class A	7,762	505,617
CoreLogic, Inc. (a)	714	32,537
Elastic NV	6,546	646,941
EPAM Systems, Inc. (a)	9,075	1,758,644
Euronet Worldwide, Inc. (a)	8,742	1,362,965
Fidelity National Information Services, Inc.	65,387	8,712,818
Fiserv, Inc. (a)	98,778	10,414,165
FleetCor Technologies, Inc. (a)	14,917	4,238,964
Gartner, Inc. (a)	15,299	2,131,610
Genpact Ltd.	28,524	1,131,832
Global Payments, Inc.	27,404	4,601,680
GoDaddy, Inc. (a)	30,758	2,257,022
IBM Corp.	94,016	13,936,932
Jack Henry & Associates, Inc.	11,875	1,658,938
MasterCard, Inc. Class A	157,264	42,818,269
MongoDB, Inc. Class A (a)(b)	4,172	597,514
Okta, Inc. (a)	17,868	2,337,670
Paychex, Inc.	56,193	4,666,829
PayPal Holdings, Inc. (a)	205,839	22,724,626
Sabre Corp.	8,455	198,777
Square, Inc. (a)(b)	58,257	4,684,445
Switch, Inc. Class A	9,942	134,913
The Western Union Co. (b)	16,603	348,663
Total System Services, Inc.	30,596	4,152,489
Twilio, Inc. Class A (a)(b)	20,185	2,807,935
VeriSign, Inc. (a)	12,647	2,669,655
Visa, Inc. Class A (b)	304,797	54,253,866
WEX, Inc. (a)	7,500	1,635,525
		238,223,239
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)(b)	175,362	5,339,773
Analog Devices, Inc.	8,691	1,020,845
Applied Materials, Inc.	88,980	4,392,943
Broadcom, Inc.	67,669	19,623,333
Cree, Inc. (a)	1,329	82,637
Entegris, Inc. (b)	23,552	1,024,748
KLA-Tencor Corp.	28,305	3,858,538
Lam Research Corp.	23,016	4,801,368
Maxim Integrated Products, Inc.	17,764	1,051,451
Microchip Technology, Inc. (b)	11,486	1,084,508
Monolithic Power Systems, Inc.	7,289	1,079,938
NVIDIA Corp.	102,227	17,247,739
Qualcomm, Inc.	213,043	15,586,226
Skyworks Solutions, Inc.	1,539	131,246
Teradyne, Inc.	29,892	1,665,881
Texas Instruments, Inc.	164,253	20,533,268
Universal Display Corp.	7,456	1,573,812
Versum Materials, Inc.	19,115	993,598
Xilinx, Inc.	44,485	5,080,632
		106,172,484
Software - 13.8%
2U, Inc. (a)(b)	3,482	44,570
Adobe, Inc. (a)	85,314	25,496,942
Alteryx, Inc. Class A (a)(b)	7,969	936,676
Anaplan, Inc. (b)	14,238	810,712
ANSYS, Inc. (a)	14,627	2,971,036
Aspen Technology, Inc. (a)	12,064	1,590,880
Atlassian Corp. PLC (a)	18,411	2,579,749
Autodesk, Inc. (a)	29,776	4,650,118
Avalara, Inc. (a)	7,443	606,456
Black Knight, Inc. (a)	25,141	1,591,928
Cadence Design Systems, Inc. (a)	48,663	3,596,682
CDK Global, Inc.	21,319	1,105,817
Ceridian HCM Holding, Inc. (a)(b)	8,735	465,663
Citrix Systems, Inc.	19,549	1,842,298
Coupa Software, Inc. (a)	10,697	1,451,690
DocuSign, Inc. (a)	26,660	1,378,855
Dropbox, Inc. Class A (a)	37,013	872,026
Fair Isaac Corp. (a)	4,961	1,723,551
FireEye, Inc. (a)	34,988	524,820
Fortinet, Inc. (a)	25,048	2,011,605
Guidewire Software, Inc. (a)	14,285	1,458,213
HubSpot, Inc. (a)	7,015	1,253,721
Intuit, Inc.	43,596	12,089,607
Manhattan Associates, Inc. (a)(b)	11,198	951,718
Microsoft Corp.	1,325,242	180,590,711
New Relic, Inc. (a)	8,268	770,330
Nutanix, Inc. Class A (a)(b)	24,520	556,604
Oracle Corp.	402,438	22,657,259
Pagerduty, Inc. (b)	1,739	76,864
Palo Alto Networks, Inc. (a)	16,122	3,652,278
Parametric Technology Corp. (a)	18,085	1,225,801
Paycom Software, Inc. (a)	8,611	2,073,098
Paylocity Holding Corp. (a)	5,681	579,973
Pegasystems, Inc.	6,704	506,822
Pluralsight, Inc. (a)	10,928	335,380
Proofpoint, Inc. (a)	9,558	1,206,220
RealPage, Inc. (a)	13,849	865,286
RingCentral, Inc. (a)(b)	12,240	1,737,835
Salesforce.com, Inc. (a)	128,957	19,923,857
ServiceNow, Inc. (a)	32,145	8,916,702
Smartsheet, Inc. (a)	14,786	737,969
SolarWinds, Inc. (a)	2,350	42,112
Splunk, Inc. (a)	26,248	3,551,617
SS&C Technologies Holdings, Inc.	35,002	1,678,346
Synopsys, Inc. (a)	26,077	3,461,983
Tableau Software, Inc. (a)	13,276	2,250,680
Teradata Corp. (a)	20,345	745,034
The Trade Desk, Inc. (a)(b)	6,628	1,745,219
Tyler Technologies, Inc. (a)	6,604	1,541,043
VMware, Inc. Class A	13,592	2,371,668
Workday, Inc. Class A (a)	27,919	5,583,242
Zendesk, Inc. (a)	18,884	1,577,947
Zscaler, Inc. (a)(b)	10,782	908,599
		343,875,812
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	806,560	171,829,542
HP, Inc.	13,678	287,785
NCR Corp. (a)(b)	21,011	710,382
NetApp, Inc.	43,271	2,530,921
Pure Storage, Inc. Class A (a)	40,023	605,948
		175,964,578

TOTAL INFORMATION TECHNOLOGY		932,277,970

MATERIALS - 1.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	5,460	1,246,354
Axalta Coating Systems Ltd. (a)	11,206	332,034
CF Industries Holdings, Inc.	3,748	185,751
Ecolab, Inc.	44,157	8,907,792
Element Solutions, Inc. (a)	15,065	150,951
NewMarket Corp.	1,095	461,663
PPG Industries, Inc.	13,369	1,569,387
RPM International, Inc.	3,797	257,551
Sherwin-Williams Co.	14,520	7,449,341
The Scotts Miracle-Gro Co. Class A	6,948	779,427
W.R. Grace & Co.	10,046	681,219
		22,021,470
Construction Materials - 0.2%
Eagle Materials, Inc.	6,547	541,961
Martin Marietta Materials, Inc.	3,360	832,440
Vulcan Materials Co.	21,137	2,924,304
		4,298,705
Containers & Packaging - 0.3%
Aptargroup, Inc.	4,409	533,577
Avery Dennison Corp.	13,762	1,580,841
Ball Corp. (b)	57,848	4,134,975
Berry Global Group, Inc. (a)	8,852	398,783
Crown Holdings, Inc. (a)	13,107	838,979
Sealed Air Corp.	2,005	83,789
		7,570,944
Metals & Mining - 0.0%
Royal Gold, Inc.	3,626	414,996
Southern Copper Corp.	10,493	375,544
		790,540

TOTAL MATERIALS		34,681,659

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Homes 4 Rent Class A	19,600	474,516
American Tower Corp.	76,941	16,282,254
Americold Realty Trust	33,442	1,121,310
Brookfield Property REIT, Inc. Class A	16,367	316,047
Colony Capital, Inc.	5,294	29,911
CoreSite Realty Corp.	5,011	525,203
Crown Castle International Corp.	72,619	9,677,208
Equinix, Inc.	14,675	7,368,318
Equity Lifestyle Properties, Inc.	14,927	1,854,680
Extra Space Storage, Inc.	17,524	1,969,522
Iron Mountain, Inc.	5,557	163,431
Lamar Advertising Co. Class A	14,847	1,201,419
Outfront Media, Inc.	3,692	100,349
Public Storage	19,621	4,763,194
SBA Communications Corp. Class A	19,616	4,813,963
Simon Property Group, Inc.	47,679	7,733,534
Sun Communities, Inc.	3,574	474,663
UDR, Inc.	2,549	117,407
		58,986,929
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	21,650	1,147,667
Howard Hughes Corp. (a)	2,168	292,680
Jones Lang LaSalle, Inc.	972	141,611
		1,581,958

TOTAL REAL ESTATE		60,568,887

TOTAL COMMON STOCKS
(Cost $2,040,750,506)		2,477,641,961
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.48% 9/12/19 (c)
(Cost $498,580)	500,000	498,869
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund 2.43% (d)	6,703,033	$6,704,374
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	85,875,618	85,884,206
TOTAL MONEY MARKET FUNDS
(Cost $92,588,580)		92,588,580
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $2,133,837,666)		2,570,729,410
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(83,489,637)
NET ASSETS - 100%		$2,487,239,773

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	53	Sept. 2019	$8,338,755	$84,093	$84,093

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $405,082.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,846
Fidelity Securities Lending Cash Central Fund	16,147
Total	$73,993

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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